PRIVATE PLACEMENTS (Details Narrative) - Private Placement [Member] - Cayson Acquisition Corp [Member] - shares		6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	230,000		230,000	230,000	230,000
Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	230,000	230,000